Class K, Institutional Class Prospectus | Baillie Gifford Global Alpha Equity Fund
Baillie Gifford Global Alpha Equity Fund
Investment Objective
The Global Alpha Equity Fund seeks capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fee (Fees paid directly from your investment)
Shareholder Fees - Class K, Institutional Class Prospectus - Baillie Gifford Global Alpha Equity Fund - USD ($)	Class K	Institutional Class
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class K, Institutional Class Prospectus - Baillie Gifford Global Alpha Equity Fund		Class K	Institutional Class
Management Fees	[1]	0.57%	0.57%
Distribution and/or 12b-1 Fees		none	none
Other Expenses	[2],[3]	0.10%	0.25%
Total Annual Fund Operating Expenses		0.67%	0.82%
[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").
[2]	Class K and Institutional Class were unfunded as of December 31, 2016. Therefore Other Expenses have been estimated for these share classes based on the Other Expenses of Class 2 shares. Class 2 shares are not offered under this Prospectus and are currently closed to new investors.
[3]	Other Expenses may differ among Classes due to share class specific expenses, including expenses paid for sub-accounting and sub-transfer agency services, which are borne by Institutional Class shares only, as described in more detail under "Fund Management-Investment Manager-Expenses" below.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Class K, Institutional Class Prospectus - Baillie Gifford Global Alpha Equity Fund - USD ($)	Class K	Institutional Class
1 Year	$ 68	$ 84
3 Years	214	262
5 Years	373	455
10 Years	$ 835	$ 1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may lead to higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents. The Fund invests in companies whose principal activities are in the U.S., Canada, Latin America, Europe, Australasia, Africa, the Middle East and/or the Far East. The Fund ordinarily invests in securities of issuers located  in at least three different countries. The Fund may hold equity securities either directly or indirectly, such as through depositary receipts. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The intended outcome is a diversified portfolio of between 70-120 quality growth companies with the potential to outperform the benchmark over the long-term. The Fund tends to hold securities for long periods (typically 3-5 years) which is in line with the long-term investment objective.

The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order)  are:

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund's investments were less correlated.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, hinder the ability of the Fund to lend its portfolio securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

  Unconstrained Sector Risk – The Fund is not limited in its ability to invest in issuers in a variety of industries or sectors and may establish or terminate a focus in a particular sector or group of sectors. If the Fund focuses investments in one or more economic sectors, the Fund's returns will be more sensitive to market events within such sectors, and the Fund may be subject to greater liquidity risk and enhanced potential for extreme cash flows.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 3 Shares(1)

(1) Class 3 shares are not offered under this Prospectus and are currently closed to new investors. Class K and Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Class K shares are generally expected to incur expenses equal to or higher than the expenses of Class 2 shares,  and Institutional Class shares are generally expected to incur higher expenses than Class 3 shares.

Highest Quarterly Return: 13.30% (Q1, 2012) Lowest Quarterly Return: -9.14% (Q3, 2015)
Average Annual Total Returns for Periods Ended December 31, 2016

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 3 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Returns - Class K, Institutional Class Prospectus - Baillie Gifford Global Alpha Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3		5.02%	11.28%	10.73%	Nov. 15, 2011
Class K	[1]	4.95%	11.20%	10.65%	Nov. 15, 2011
Institutional Class	[1]	4.79%	11.04%	10.48%	Nov. 15, 2011
After Taxes on Distributions | Class 3		4.84%	10.45%	9.91%
After Taxes on Distributions and Sale of Fund Shares | Class 3		3.11%	8.79%	8.34%
MSCI ACWI Index	[2]	8.48%	9.95%	9.47%	Nov. 15, 2011
[1]	Performance figures for Class K and Institutional Class shares, which were unfunded as of the date of this Prospectus, are derived from the historical performance of Class 2 shares. Performance figures for Institutional Class shares have been adjusted for the higher total annual operating expenses expected to be incurred by Institutional Class shares.
[2]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.